LOANS RECOGNIZED AS A RESULT OF PAYMENTS UNDER THE GUARANTEES	12 Months Ended
Mar. 31, 2022
LOAN RECOGNIZED AS A RESULT OF PAYMENT UNDER THE GUARANTEE
LOANS RECOGNIZED AS A RESULT OF PAYMENTS UNDER THE GUARANTEES

4. LOANS RECOGNIZED AS A RESULT OF PAYMENTS UNDER GUARANTEES

The Group used to provide loan facilitation related guarantee service. The third-party financing partners offer financing solutions to the Borrowers and the Group is required to provide a guarantee. In the event of a payment default from the Borrower, the Group is required to repay the monthly installment or full amount of outstanding loan to the financing partner as the guarantor. As such, the Group recognized loan receivables as a result of payment under the guarantee deducted by an allowance to its expected recoverable amounts in the consolidated balance sheets.

	March 31, 2021	March 31, 2022
	RMB	RMB

Loans recognized as a result of payments under guarantees	1,362,556	379,259
Less: provision for credit losses	(1,182,609)	(324,371)
	179,947	54,888

An aging analysis of loans recognized as result of payments under guarantees was as follows:

	March 31, 2021	March 31, 2022
	RMB	RMB

Up to 6 months	145,639	70,188
6 months to 12 months	307,224	7,555
Over 12 months	909,693	301,516
	1,362,556	379,259

The Group relies on the consumers’ credit history, loan-to-value ratio and other certain application information to evaluate and rank their risk on an ongoing basis. The credit grades represent the relative likelihood of repayment. Customers assigned a grade of “Normal” are determined to have the highest probability of repayment, customers assigned a grade of “Attention” are determined to have a lower probability of repayment, and customers assigned a grade of “Secondary” are determined to have a lowest probability of repayment. Loan performance is reviewed on a recurring basis to identify whether the assigned grades adequately reflect the customers’ likelihood of repayment.

The balance of loans recognized as result of payments under guarantees by grade of monitored credit risk quality indicator as of March 31, 2021 and 2022 were listed as below:

	March 31, 2021	March 31, 2022
	RMB	RMB

Normal	66,924	10,267
Attention	252,572	121,209
Secondary	1,043,060	247,783
	1,362,556	379,259

The movement of provision for credit losses for the year ended December 31, 2019, the three months ended March 31, 2020, the fiscal years ended March 31, 2021 and 2022 was as follows:

	For the year ended December 31,	For the three months ended March 31,	For the fiscal years ended March 31,
	2019	2020	2021	2022
	RMB	RMB	RMB	RMB

Beginning balance of the period	(256,639)	(763,122)	(2,190,575)	(1,182,609)
Changes on initial application of ASU 2016-13 (i)	—	(172,843)	—	—
Additions	(398,167)	(326,204)	(68,578)	—
Provision for credit losses (i)	(255,105)	(1,039,367)	(29,272)	(94)
Write-off	—	48,908	252,508	13,093
Bought out by certain non-bank financing institutions without recourse	—	—	845,305	821,496
Payments from the borrowers or other recoveries	146,789	62,053	8,003	23,743
Ending balance of the period	(763,122)	(2,190,575)	(1,182,609)	(324,371)

(i) Due to the impact of a series of regulations governing lending and debt collection promulgated by relevant authorities in the three months ended December 31, 2019, the performance of the loans recognized as a result of payments under guarantees has been adversely affected, and significant provision for additional credit losses was incurred in the fourth quarter of 2019, taking into the consideration of credit grades, vehicle collateral repossession and residual value of vehicle collateral. Due to the COVID-19 pandemic, the performance of the loans recognized as a result of payments under guarantees has been adversely affected further, which resulted in further provision for credit losses in the three months ended March 31, 2020.

The following table explains the changes in the provision of credit losses by grade of monitored credit risk quality indicator as of March 31, 2022:

	Normal	Attention	Secondary	Total
	RMB	RMB	RMB	RMB

Beginning balance of the period	(11,787)	(149,220)	(1,021,602)	(1,182,609)
Reversal of/ (Provision for) credit losses	6,483	49,903	(56,480)	(94)
Write-off	36	1,589	11,468	13,093
Bought out by certain non-bank financing institutions without recourse	1,286	38,599	781,611	821,496
Payments from the borrowers or other recoveries	14	6,105	17,624	23,743
Transfer from Normal to Attention	2,358	(2,358)	—	—
Transfer from Normal to Secondary	514	—	(514)	—
Transfer from Attention to Secondary	—	22,040	(22,040)	—
Transfer from Attention to Normal	(343)	343	—	—
Transfer from Secondary to Attention	—	(41,784)	41,784	—
Transfer from Secondary to Normal	(366)	—	366	—
Ending balance of the period	(1,805)	(74,783)	(247,783)	(324,371)